Common Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Common Stock
8. Common Stock
As of December 31, 2023 and 2022, the authorized capital stock of the Company included 150,000,000 shares of common stock, $0.0001 par value, and 10,000,000 shares of undesignated preferred stock. As of December 31, 2023 and 2022, no undesignated shares of preferred stock were outstanding.
In accordance to the Fourth Amended and Restated Certificate of Incorporation, the holders of the common stock shall have the exclusive right to vote for the election of directors of the Company and on all other matters requiring stockholder action, each outstanding share entitling the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of common stock, as such, shall not be entitled to vote on any amendment to any amendment to a certificate of designations of any series of undesignated preferred stock that alters or changes the powers, preferences, rights or other terms of one or more outstanding series of undesignated preferred stock if the holders of such affected series of undesignated preferred stock are entitled to vote, either separately or together with the holders of one or more other such series, on such amendment pursuant to a certificate of designations of any series of undesignated preferred stock.
Through December 31, 2023, no cash dividends have been declared or paid.
Public Offerings
In July 2019, the Company closed an underwritten public offering of 7,475,000 shares of its common stock at a public offering price of $18.50 per share (the “July 2019
Follow-on
Offering”), which included 975,000
shares of the Company’s common stock resulting from the full exercise of the underwriters’ option to purchase additional shares at the public offering price, less underwriting discounts and commissions. The net proceeds to the Company from the July 2019
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $129,464.
In February 2020, the Company closed an underwritten public offering of 4,350,000 shares of its common stock at a public offering price of $23.00 per share (the “February 2020
Follow-on
Offering”). The net proceeds to the Company from the February 2020
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $93,627.
In June 2020, the Company sold an aggregate of 384,140 shares of common stock under its 2019
“at-the-market”
facility (the “2019 ATM Facility”) for net proceeds, after deducting commissions and other offering expenses payable by the Company, of $8,130.
In November 2020, the Company closed an underwritten public offering of 5,000,000 shares of its common stock at a public offering price of $15.00 per share (the “November 2020
Follow-on
Offering”). The net proceeds to the Company from the November 2020
Follow-on
Offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were $70,221.
In May 2021, the Company sold an aggregate of 1,829,268 shares of common stock under the 2019 ATM Facility for net proceeds, after deducting commissions and other offering expenses payable by the Company, of $14,550.
There were no public offerings during the years ended December 31, 2023 and 2022.
Common Stock Reserved for Future Issuance
As of December 31, 2023 and 2022, the Company has reserved the following shares of common stock for future issuance:

	December 31,
	2023	2022
Shares reserved for exercise of outstanding stock options	5,142,272	9,423,271
Shares reserved for vesting of restricted stock units	936,358	940,392
Shares reserved for issuance under the 2018 Stock Option and Incentive Plan	7,978,667	5,005,295
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,771,748	1,467,026
Shares reserved for issuance under the 2019 Inducement Plan	1,407,211	786,656
Shares reserved for issuance under the 2020 Inducement Plan	1,700,000	1,637,000

Total shares of authorized common stock reserved for future issuance	18,936,256	19,259,640